Restatement of Previously Issued Condensed Carve-out Consolidated Financial Statements	9 Months Ended
Dec. 31, 2023
Restatement Of Previously Issued Condensed Carve-out Consolidated Financial Statements
Restatement of Previously Issued Condensed Carve-out Consolidated Financial Statements

Note 3 – Restatement of Previously Issued Condensed Carve-out Consolidated Financial Statements

In connection with the preparation of the Company’s previously issued unaudited condensed carve-out consolidated financial statements as of and for the nine months ended December 31, 2022, the Company’s management identified certain errors as described below:

(a)	Accounting for deferred transaction cost in relation to reverse recapitalization.

(b)	an overstatement of the net income attributable to Aark Singapore Pte. Ltd., an understatement of net income attributable to noncontrolling interest

The Company’s condensed consolidated carve-out financial information for the nine months ended December 31, 2022, published as a part of its registration statement on Form S-4 dated May 12, 2023, has been restated in accordance with ASC 250, Accounting Changes and Error Corrections. The impact of these restatements on Loss Per Share has not been provided given that the Company has disclosed the same only for the period from the Closing Date to December 31, 2023 as set out in Note 15.

(a)	Accounting for deferred transaction cost in relation to reverse recapitalization

The Company had previously not recognized certain expenses pertaining to Business Combination incurred till period ended December 31, 2022. This resulted in understatement of the Selling, general and administrative expenses and overstatement of net income. Further, certain transaction costs were identified as costs eligible for deferral under staff accounting bulletin (“SAB”) topic 5.A to be subsequently charged off against the gross proceeds of the Business Combination. This resulted in overstatement of Selling, general and administrative expenses and understatement of net income.

On an aggregate basis both these adjustments resulted in overstatement of Selling, general and administrative expenses and understatement of net income. The resultant change is reflected in the following table, which summarizes the effect of the restatement on the affected financial statement line within the previously reported unaudited condensed consolidated carve-out financial information for the nine months ended December 31, 2022.

Particulars	As Previously Reported December 31, 2022	Restatement Adjustment	As Restated December 31, 2022
Selling, general and administrative expenses	8,202	(304)	7,898
Total operating expenses	8,202	(304)	7,898
Income from operations	1,140	304	1,444
Income before income taxes	1,667	304	1,971
Net income	517	304	821
Less: Net income attributable to noncontrolling interest(1)	69	56	125
Net income attributable to controlling interest	448	248	696

(1)	The change in net income attributable to noncontrolling interest comprises of two impacts i.e., consequential impact on account of the change in accounting for transaction costs as set out above and change in the percentage attributable to noncontrolling interest based on the note discussed below.

Pursuant to the above, the deferred transaction cost recognised within current assets increased by $1,022. Finally, the consequential impact of this was recognised within cash flow from operating activity comprising of an increase in net income reported for the nine months period ended December 31, 2022 by $304 with a corresponding reduction in the changes in operating assets and liabilities.

(b)	an overstatement of the net income attributable to Aark Singapore Pte. Ltd., an understatement of net income attributable to noncontrolling interest

The Company previously considered treasury shares of its subsidiary, in the calculation of the Company’s controlling shareholding and corresponding noncontrolling interest. However, it was subsequently determined that as these shares are not issued yet and available for issuance, they should be excluded from the calculations of share count for accounting purposes. The change resulted in a decrease in the allocation of net income to Aark Singapore Pte. Ltd. and a corresponding increase in the allocation of net income to noncontrolling interest. This resultant change is reflected in the following tables, which summarize the effect of the restatement on the affected financial statement line items within the previously reported unaudited condensed consolidated carve-out financial information for the nine months ended December 31, 2022.

Particulars	As Previously Reported December 31, 2022	Restatement Adjustment	As Restated December 31, 2022
In the Statement of Operations
Net income attributable to noncontrolling interest	68	19	87